UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1)

EXCHANGE LISTED FUNDS TRUST

Cabana Target Drawdown 5 ETF (TDSA)

Cabana Target Drawdown 7 ETF (TDSB)

Cabana Target Drawdown 10 ETF (TDSC)

Cabana Target Drawdown 13 ETF (TDSD)

Cabana Target Drawdown 16 ETF (TDSE)

Cabana Target Leading Sector Aggressive ETF (CLSA)

Cabana Target Leading Sector Conservative ETF (CLSC)

Cabana Target Leading Sector Moderate ETF (CLSM)

Annual Report

April 30, 2022

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2022

i

Exchange Listed Funds Trust TABLE OF CONTENTS (Concluded)	April 30, 2022

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.cabanaetfs.com. Please read a Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) except for the Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF and Cabana Target Leading Moderate ETF, each of which may invest more of its assets in securities of a single issuer, which may have an adverse effect on a Fund’s performance. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

ii

Cabana Target Drawdown 5 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 5 ETF (the “Fund”). The following information pertains to the fiscal year May 1, 2021 through April 30, 2022.

The Fund is an actively managed ETF that seeks to provide long term growth within a targeted risk parameter by allocating its assets among the following five major asset classes — equities, fixed income securities, real estate, currencies, and commodities. The Fund’s Sub-Adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

There are many factors that materially affected the Fund’s performance during the most recently completed fiscal year. In 2021, the Fund had positive performance. However, the Fund has experienced negative returns in 2022, as both the stock and bond markets have performed poorly. In particular, one impact on performance has been the drastic decrease in corporate earnings from 2021 to 2022.

For the fiscal year ended April 30, 2022, the Fund’s market price decreased 8.51% and the net asset value decreased 8.39%, while the S&P Target Risk Conservative Index, a broad market index, decreased 7.30%, over the same period.

The Fund began trading on September 17, 2020, with 1,525,000 shares outstanding as of April 30, 2022. We appreciate your investment in the Cabana Target Drawdown 5 ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Drawdown 5 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2022		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Drawdown 5 ETF (Net Asset Value)	9/17/2020	-8.39%	-4.77%	1.05%	0.69%
Cabana Target Drawdown 5 ETF (Market Price)		-8.51%	-4.84%
S&P Target Risk Conservative Index		-7.30%	-1.01%

*   Reflects the expense ratios (inclusive of 0.25% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income, seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Drawdown 7 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 7 ETF (the “Fund”). The following information pertains to the fiscal year May 1, 2021 through April 30, 2022.

The Fund is an actively managed ETF that seeks to provide long term growth within a targeted risk parameter by allocating its assets among the following five major asset classes — equities, fixed income securities, real estate, currencies, and commodities. The Fund’s Sub-Adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

There are many factors that materially affected the Fund’s performance during the most recently completed fiscal year. In 2021, the Fund had positive performance. However, the Fund has experienced negative returns in 2022, as both the stock and bond markets have performed poorly. In particular, one impact on performance has been the drastic decrease in corporate earnings from 2021 to 2022.

For the fiscal year ended April 30, 2022, the Fund’s market price decreased 8.62% and the net asset value decreased 8.48% while the S&P Target Risk Moderate Index, a broad market index, decreased 6.97%.

The Fund began trading on September 17, 2020, with 11,300,000 shares outstanding as of April 30, 2022. We appreciate your investment in the Cabana Target Drawdown 7 ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Drawdown 7 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2022		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Drawdown 7 ETF (Net Asset Value)	9/17/2020	-8.48%	-4.48%	1.04%	0.69%
Cabana Target Drawdown 7 ETF (Market Price)		-8.62%	-4.54%
S&P Target Risk Moderate Index		-6.97%	0.65%

*   Reflects the expense ratios (inclusive of 0.24% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Drawdown 10 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 10 ETF (the “Fund”). The following information pertains to the fiscal year May 1, 2021 through April 30, 2022.

The Fund is an actively managed ETF that seeks to provide long term growth within a targeted risk parameter by allocating its assets among the following five major asset classes — equities, fixed income securities, real estate, currencies, and commodities. The Fund’s Sub-Adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

There are many factors that materially affected the Fund’s performance during the most recently completed fiscal year. In 2021, the Fund had positive performance. However, the Fund has experienced negative returns in 2022, as both the stock and bond markets have performed poorly. In particular, one impact on performance has been the drastic decrease in corporate earnings from 2021 to 2022.

For the fiscal year ended April 30, 2022, the Fund’s market price decreased 7.54% and the net asset value decreased 7.58% while S&P Target Risk Moderate Index, a broad market index, decreased 6.97%.

The Fund began trading on September 17, 2020, with 32,675,000 shares outstanding as of April 30, 2022. We appreciate your investment in the Cabana Target Drawdown 10 ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Drawdown 10 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2022		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Drawdown 10 ETF (Net Asset Value)	9/17/2020	-7.58%	-1.69%	1.02%	0.69%
Cabana Target Drawdown 10 ETF (Market Price)		-7.54%	-1.72%
S&P Target Risk Moderate Index		-6.97%	0.65%

*   Reflects the expense ratios (inclusive of 0.22% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Drawdown 13 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 13 ETF (the “Fund”). The following information pertains to the fiscal year May 1, 2021 through April 30, 2022.

The Fund is an actively managed ETF that seeks to provide long term growth within a targeted risk parameter by allocating its assets among the following five major asset classes — equities, fixed income securities, real estate, currencies, and commodities. The Fund’s Sub-Adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

There are many factors that materially affected the Fund’s performance during the most recently completed fiscal year. In 2021, the Fund had positive performance. However, the Fund has experienced negative returns in 2022, as both the stock and bond markets have performed poorly. In particular, one impact on performance has been the drastic decrease in corporate earnings from 2021 to 2022.

For the fiscal year ended April 30, 2022, the Fund’s market price decreased 13.75% and the net asset value decreased 13.67% while the S&P Target Risk Growth Index, a broad market index, decreased 6.31%.

The Fund began trading on September 17, 2020, with 11,950,000 shares outstanding as of April 30, 2022. We appreciate your investment in the Cabana Target Drawdown 13 ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Drawdown 13 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2022		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Drawdown 13 ETF (Net Asset Value)	9/17/2020	-13.67%	-3.83%	0.98%	0.69%
Cabana Target Drawdown 13 ETF (Market Price)		-13.75%	-3.93%
S&P Target Risk Growth Index		-6.31%	4.00%

*   Reflects the expense ratios (inclusive of 0.18% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Drawdown 16 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 16 ETF (the “Fund”). The following information pertains to the fiscal year May 1, 2021 through April 30, 2022.

The Fund is an actively managed ETF that seeks to provide long term growth within a targeted risk parameter by allocating its assets among the following five major asset classes — equities, fixed income securities, real estate, currencies, and commodities. The Fund’s Sub-Adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

There are many factors that materially affected the Fund’s performance during the most recently completed fiscal year. In 2021, the Fund had positive performance. However, the Fund has experienced negative returns in 2022, as both the stock and bond markets have performed poorly. In particular, one impact on performance has been the drastic decrease in corporate earnings from 2021 to 2022.

For the fiscal year ended April 30, 2022, the Fund’s market price decreased 14.52% and the net asset value decreased 14.64% while the S&P Target Risk Aggressive Index, a broad market index, decreased 5.66%.

The Fund began trading on September 17, 2020, with 7,800,000 shares outstanding as of April 30, 2022. We appreciate your investment in the Cabana Target Drawdown 16 ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Drawdown 16 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2022		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Drawdown 16 ETF (Net Asset Value)	9/17/2020	-14.64%	-3.03%	1.00%	0.69%
Cabana Target Drawdown 16 ETF (Market Price)		-14.52%	-2.98%
S&P Target Risk Aggressive Index		-5.66%	7.37%

*   Reflects the expense ratios (inclusive of 0.20% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Aggressive Index is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Leading Sector Aggressive ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Leading Sector Aggressive ETF (the “Fund”). The information presented in this report relates to the operations of the Fund for the fiscal period July 13, 2021 (commencement of operations) through April 30, 2022.

The Fund seeks to provide long-term growth. The Fund seeks to achieve this objective primarily by allocating its assets among exchange-traded funds that invest in securities of companies of the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The Fund’s sub-adviser, Cabana Asset Management, selects investments in sectors of the market that it identifies utilizing a strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.

There are many factors that materially affected the Fund’s performance during the most recently completed fiscal period. In 2021, the Fund had positive performance. However, the Fund has experienced negative returns in 2022, as both the stock and bond markets have performed poorly. In particular, one impact on performance has been the drastic decrease in corporate earnings from 2021 to 2022, which is suggestive of a potential bear market.

The Fund had negative performance during the fiscal period ended April 30, 2022. The market price for the Fund decreased 20.49% and the NAV decreased 20.39% while the S&P Target Risk Aggressive Index, a broad market index, decreased 8.83% over the same period.

The Fund began trading on July 13, 2021 and had 24,325,000 shares outstanding as of April 30, 2022. We appreciate your investment in the Cabana Target Leading Sector Aggressive ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, Adviser to the Fund

Cabana Target Leading Sector Aggressive ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2022	Expense Ratio*
			Gross	Net
Cabana Target Leading Sector Aggressive ETF (Net Asset Value)	7/13/2021	-20.39%	0.90%	0.69%
Cabana Target Leading Sector Aggressive ETF (Market Price)		-20.49%
S&P Target Risk Aggressive Index		-8.83%

*   Reflects the expense ratios (inclusive of 0.10% of acquired fund fees and expenses) as reported in the Prospectus dated July 21, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Aggressive Index is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Leading Sector Conservative ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Leading Sector Conservative ETF (the “Fund”). The information presented in this report relates to the operations of the Fund for the fiscal period July 13, 2021 (Commencement of Operations) through April 30, 2022.

The Fund seeks to provide long-term growth. The Fund seeks to achieve this objective primarily by allocating its assets among ETFs that invest in securities of companies of the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The Fund’s sub-adviser, Cabana Asset Management, selects investments in sectors of the market that it identifies utilizing a strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.

There are many factors that materially affected the Fund’s performance during the most recently completed fiscal period. In 2021, the Fund had positive performance. However, the Fund has experienced negative returns in 2022, as both the stock and bond markets have performed poorly. In particular, one impact on performance has been the drastic decrease in corporate earnings from 2021 to 2022, which is suggestive of a potential bear market.

The Fund had negative performance during the fiscal period ended April 30, 2022. The market price for the Fund decreased 13.82% and the NAV decreased 13.66% while the S&P Target Risk Conservative Index, a broad market index, decreased 9.26% over the same period.

The Fund began trading on July 13, 2021 and had 2,250,000 shares outstanding as of April 30, 2022. We appreciate your investment in the Cabana Target Leading Sector Conservative ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, Adviser to the Fund

Cabana Target Leading Sector Conservative ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2022	Expense Ratio*
			Gross	Net
Cabana Target Leading Sector Conservative ETF (Net Asset Value)	7/13/2021	-13.66%	0.90%	0.69%
Cabana Target Leading Sector Conservative ETF (Market Price)		-13.82%
S&P Target Risk Conservative Index		-9.26%

*   Reflects the expense ratios (inclusive of 0.10% of acquired fund fees and expenses) as reported in the Prospectus dated July 21, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income, seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Leading Sector Moderate ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2022 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Leading Sector Moderate ETF (the “Fund”). The information presented in this report relates to the operations of the Fund for the fiscal period July 13, 2021 (Commencement of Operations) through April 30, 2022.

The Fund seeks to provide long-term growth. The fund seeks to achieve this objective primarily by allocating its assets among exchange-traded funds that invest in securities of companies of the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The Fund’s sub-adviser, Cabana Asset Management, selects investments in sectors of the market that it identifies utilizing a strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.

There are many factors that materially affected the Fund’s performance during the most recently completed fiscal period. In 2021, the Fund had positive performance. However, the Fund has experienced negative returns in 2022, as both the stock and bond markets have performed poorly. In particular, one impact on performance has been the drastic decrease in corporate earnings from 2021 to 2022, which is suggestive of a potential bear market.

The Fund had negative performance during the fiscal period ended April 30, 2022. The market price for the Fund decreased 12.64% and the NAV decreased 12.51% while the S&P Target Risk Moderate Index, a broad market index, decreased 9.17% over the same period.

The Fund began trading on July 13, 2021, and had 3,300,000 shares outstanding as of April 30, 2022. We appreciate your investment in the Cabana Target Leading Sector Moderate ETF.

Sincerely,

J. Garrett Stevens

Chief Executive Officer

Exchange Traded Concepts, Adviser to the Fund

Cabana Target Leading Sector Moderate ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2022	Expense Ratio*
			Gross	Net
Cabana Target Leading Sector Moderate ETF (Net Asset Value)	7/13/2021	-12.51%	0.90%	0.69%
Cabana Target Leading Sector Moderate ETF (Market Price)		-12.64%
S&P Target Risk Moderate Index		-9.17%

*   Reflects the expense ratios (inclusive of 0.10% of acquired fund fees and expenses) as reported in the Prospectus dated July 21, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share, is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Drawdown 5 ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.7%
COMMODITY — 10.1%
Goldman Sachs Physical Gold ETF*	184,988	$3,484,249
CURRENCY — 10.1%
WisdomTree Bloomberg U.S. Dollar Bullish Fund*	127,542	3,511,231
EQUITY — 29.8%
Invesco Nasdaq 100 ETF	26,755	3,449,790
Vanguard Health Care ETF	14,355	3,437,735
Vanguard Utilities ETF	22,031	3,408,857
		10,296,382
FIXED INCOME — 49.7%
Vanguard Intermediate-Term Bond ETF	43,986	3,454,221
Vanguard Intermediate-Term Treasury ETF	56,483	3,461,843
Vanguard Long-Term Bond ETF	41,190	3,404,354
Vanguard Long-Term Treasury ETF	46,857	3,414,938
Vanguard Short-Term Bond ETF	45,115	3,475,208
		17,210,564
TOTAL EXCHANGE-TRADED FUNDS (Cost $35,587,792)		34,502,426

SHORT-TERM INVESTMENTS — 0.4%
Invesco Government & Agency Portfolio — Institutional Class, 0.35%(a)	127,186	127,186
TOTAL SHORT TERM INVESTMENTS (Cost $127,186)		127,186
TOTAL INVESTMENTS — 100.1% (Cost $35,714,978)		34,629,612
Liabilities in Excess of Other Assets — (0.1%)		(31,138)
TOTAL NET ASSETS — 100.0%		$34,598,474

*    Non-income producing security.

(a)      The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 5 ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	10.1%
Currency	10.1%
Equity	29.8%
Fixed Income	49.7%
Total Exchange-Traded Funds	99.7%
Short-Term Investments	0.4%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.7%
COMMODITY — 10.1%
Goldman Sachs Physical Gold ETF*	1,365,069	$25,711,075
CURRENCY — 10.1%
WisdomTree Bloomberg U.S. Dollar Bullish Fund*(a)	941,138	25,909,529
EQUITY — 29.7%
Invesco Nasdaq 100 ETF	197,420	25,455,335
Vanguard Health Care ETF	105,920	25,365,721
Vanguard Utilities ETF	162,585	25,156,777
		75,977,833
FIXED INCOME — 49.8%
Vanguard Intermediate-Term Bond ETF	324,584	25,489,582
Vanguard Intermediate-Term Treasury ETF	416,763	25,543,404
Vanguard Long-Term Treasury ETF	345,732	25,196,948
Vanguard Short-Term Bond ETF	332,900	25,643,287
Vanguard Short-Term Inflation-Protected Securities ETF	507,667	25,723,487
		127,596,708
TOTAL EXCHANGE-TRADED FUNDS (Cost $264,023,640)		255,195,145

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio — Institutional Class, 0.35%(b)	853,501	853,501
TOTAL SHORT TERM INVESTMENTS (Cost $853,501)		853,501
TOTAL INVESTMENTS — 100.0% (Cost $264,877,141)		256,048,646
Other Assets in Excess of Liabilities — 0.0%		39,669
TOTAL NET ASSETS — 100.0%		$256,088,315

*    Non-income producing security.

(a)      Affiliated issuer.

(b)      The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$—	$27,588,140	$(1,674,813)	$5,613	$(9,411)	$25,909,529	941,138	$—	$—

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	10.1%
Currency	10.1%
Equity	29.7%
Fixed Income	49.8%
Total Exchange-Traded Funds	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.5%
COMMODITY — 10.1%
Goldman Sachs Physical Gold ETF*(a)	4,182,967	$78,786,183
EQUITY — 39.7%
Invesco Nasdaq 100 ETF	604,895	77,995,161
Vanguard Consumer Staples ETF	390,929	78,228,802
Vanguard Health Care ETF	324,545	77,722,037
Vanguard Utilities ETF	498,154	77,079,369
		311,025,369
FIXED INCOME — 49.7%
Vanguard Intermediate-Term Bond ETF	994,616	78,107,194
Vanguard Intermediate-Term Treasury ETF	1,277,019	78,268,495
Vanguard Long-Term Bond ETF	931,358	76,976,739
Vanguard Long-Term Treasury ETF	1,059,356	77,205,865
Vanguard Total Bond Market ETF	1,025,365	78,122,559
		388,680,852
TOTAL EXCHANGE-TRADED FUNDS (Cost $807,691,195)		778,492,404

SHORT-TERM INVESTMENTS — 0.4%
Invesco Government & Agency Portfolio — Institutional Class, 0.35%(b)	3,473,656	3,473,656
TOTAL SHORT TERM INVESTMENTS (Cost $3,473,656)		3,473,656
TOTAL INVESTMENTS — 99.9% (Cost $811,164,851)		781,966,060
Other Assets in Excess of Liabilities — 0.1%		76,295
TOTAL NET ASSETS — 100.0%		$782,042,355

*    Non-income producing security.

(a)      Affiliated issuer.

(b)      The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF	$—	$93,147,290	$(17,483,950)	$324,665	$2,798,178	$78,786,183	4,182,967	$—	$—

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	10.1%
Equity	39.7%
Fixed Income	49.7%
Total Exchange-Traded Funds	99.5%
Short-Term Investments	0.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
COMMODITY — 10.1%
Goldman Sachs Physical Gold ETF*	1,491,111	$28,085,076
EQUITY — 59.9%
Invesco Nasdaq 100 ETF	323,468	41,707,964
Vanguard Consumer Discretionary ETF	50,544	13,654,967
Vanguard Health Care ETF	173,536	41,558,401
Vanguard Information Technology ETF	38,655	14,194,116
Vanguard Small-Cap ETF	71,313	13,909,601
Vanguard Utilities ETF	266,375	41,216,204
		166,241,253
FIXED INCOME — 29.8%
Vanguard Intermediate-Term Treasury ETF	455,231	27,901,108
Vanguard Long-Term Bond ETF	166,012	13,720,892
Vanguard Long-Term Treasury ETF	566,438	41,282,001
		82,904,001
TOTAL EXCHANGE-TRADED FUNDS (Cost $292,995,405)		277,230,330

SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio — Institutional Class, 0.35%(a)	620,334	620,334
TOTAL SHORT TERM INVESTMENTS (Cost $620,334)		620,334
TOTAL INVESTMENTS — 100.0% (Cost $293,615,739)		277,850,664
Liabilities in Excess of Other Assets — (0.0)%		(149,602)
TOTAL NET ASSETS — 100.0%		$277,701,062

*    Non-income producing security.

(a)      The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF(a)	$—	$52,923,292	$(26,463,351)	$1,138,146	$486,989	$—	—	$—	$—

(a)      Security is no longer an affiliated company at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	10.1%
Equity	59.9%
Fixed Income	29.8%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.2%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.7%
COMMODITY — 10.1%
Goldman Sachs Physical Gold ETF*	986,064	$18,572,515
EQUITY — 79.7%
Invesco Nasdaq 100 ETF	213,878	27,577,429
SPDR Dow Jones Industrial Average ETF Trust	27,965	9,219,781
Vanguard Consumer Discretionary ETF	100,206	27,071,653
Vanguard Consumer Staples ETF	46,058	9,216,666
Vanguard Health Care ETF	114,737	27,477,217
Vanguard Information Technology ETF	25,514	9,368,741
Vanguard Small-Cap ETF	47,150	9,196,608
Vanguard Utilities ETF	176,133	27,253,059
		146,381,154
FIXED INCOME — 9.9%
Vanguard Long-Term Treasury ETF	249,717	18,199,375
TOTAL EXCHANGE-TRADED FUNDS (Cost $190,065,746)		183,153,044

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio — Institutional Class, 0.35%(a)	501,730	501,730
TOTAL SHORT TERM INVESTMENTS (Cost $501,730)		501,730
TOTAL INVESTMENTS — 100.0% (Cost $190,567,476)		183,654,774
Liabilities in Excess of Other Assets — (0.0)%		(10,464)
TOTAL NET ASSETS — 100.0%		$183,644,310

*    Non-income producing security.

(a)      The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	10.1%
Equity	79.7%
Fixed Income	9.9%
Total Exchange-Traded Funds	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Aggressive ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
COMMODITY — 10.1%
Goldman Sachs Physical Gold ETF*(a)	2,613,608	$49,227,306
EQUITY — 45.0%
Vanguard Health Care ETF(b)	912,183	218,449,585
FIXED INCOME — 44.7%
Vanguard Long-Term Treasury ETF(a)(b)	2,978,550	217,076,724
TOTAL EXCHANGE-TRADED FUNDS (Cost $491,846,699)		484,753,615

SHORT-TERM INVESTMENTS — 0.1%
Invesco Government & Agency Portfolio — Institutional Class, 0.35%(c)	716,848	716,848
TOTAL SHORT TERM INVESTMENTS (Cost $716,848)		716,848
TOTAL INVESTMENTS — 99.9% (Cost $492,563,547)		485,470,463
Other Assets in Excess of Liabilities — 0.1%		410,874
TOTAL NET ASSETS — 100.0%		$485,881,337

*    Non-income producing security.

(a)      Affiliated issuer.

(b)      A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.

(c)      The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF	$—	$115,693,199	$(68,448,206)	$1,884,301	$98,012	$49,227,306	2,613,608	$—	$—
Vanguard Long-Term Treasury ETF	—	540,729,693	(308,291,570)	(12,800,465)	(2,560,934)	217,076,724	2,978,550	569,458	—
Total	$—	$656,422,892	$(376,739,776)	$(10,916,164)	$(2,462,922)	$266,304,030	5,592,158	$569,458	$—

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Aggressive ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	10.1%
Equity	45.0%
Fixed Income	44.7%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	0.1%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Conservative ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
COMMODITY — 10.1%
Goldman Sachs Physical Gold ETF*	260,079	$4,898,588
CURRENCY — 5.1%
WisdomTree Bloomberg U.S. Dollar Bullish Fund*	89,655	2,468,202
EQUITY — 40.0%
Invesco Nasdaq 100 ETF	18,805	2,424,717
Vanguard Consumer Discretionary ETF	8,810	2,380,110
Vanguard Health Care ETF	20,179	4,832,467
Vanguard Information Technology ETF	6,736	2,473,459
Vanguard Small-Cap ETF	12,437	2,425,837
Vanguard Utilities ETF	30,973	4,792,452
		19,329,042
FIXED INCOME — 44.6%
Vanguard Long-Term Treasury ETF(a)	296,374	21,599,737
TOTAL EXCHANGE-TRADED FUNDS (Cost $52,331,705)		48,295,569

SHORT-TERM INVESTMENTS — 1.4%
Invesco Government & Agency Portfolio — Institutional Class, 0.35%(b)	660,163	660,163
TOTAL SHORT TERM INVESTMENTS (Cost $660,163)		660,163
TOTAL INVESTMENTS — 101.2% (Cost $52,991,868)		48,955,732
Liabilities in Excess of Other Assets — (1.2%)		(571,668)
TOTAL NET ASSETS — 100.0%		$48,384,064

*    Non-income producing security.

(a)      A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.

(b)      The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	$—	$40,498,281	$(38,573,439)	$544,257	$(897)	$—	—	$—	$—

(a)      Security is no longer an affiliated company at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Conservative ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	10.1%
Currency	5.1%
Equity	40.0%
Fixed Income	44.6%
Total Exchange-Traded Funds	99.8%
Short-Term Investments	1.4%
Total Investments	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF SCHEDULE OF INVESTMENTS	April 30, 2022
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.7%
COMMODITY — 10.1%
Goldman Sachs Physical Gold ETF*	386,653	$7,282,609
CURRENCY — 5.1%
WisdomTree Bloomberg U.S. Dollar Bullish Fund*	133,272	3,668,978
EQUITY — 29.9%
Vanguard Health Care ETF(a)	89,981	21,548,650
FIXED INCOME — 54.6%
Vanguard Intermediate-Term Treasury ETF	59,018	3,617,213
Vanguard Long-Term Treasury ETF(a)	489,610	35,682,777
		39,299,990
TOTAL EXCHANGE-TRADED FUNDS (Cost $72,862,839)		71,800,227

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio — Institutional Class, 0.35%(b)	188,433	188,433
TOTAL SHORT TERM INVESTMENTS (Cost $188,433)		188,433
TOTAL INVESTMENTS — 100.0% (Cost $73,051,272)		71,988,660
Other Assets in Excess of Liabilities — 0.0%		36,046
TOTAL NET ASSETS — 100.0%		$72,024,706

*    Non-income producing security.

(a)      A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.

(b)      The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF SUMMARY OF INVESTMENTS	April 30, 2022
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	10.1%
Currency	5.1%
Equity	29.9%
Fixed Income	54.6%
Total Exchange-Traded Funds	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	April 30, 2022
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF	Cabana Target Drawdown 13 ETF
Assets:
Unaffiliated investments, at value	$34,629,612	$230,139,117	$703,179,877	$277,850,664
Affiliated investments, at value	—	25,909,529	78,786,183	—
Cash	4,098,200	55,032,974	78,797,991	27,881,918
Investment securities sold	5,743,128	15,636,383	5,278,665	29,141,756
Dividends receivable	36	189	31,026	6,339
Capital shares receivable	—	—	3,620,505	—
Total Assets	44,470,976	326,718,192	869,694,247	334,880,677

Liabilities:
Advisory fee payable	20,838	134,417	394,571	161,882
Capital shares payable	5,753,464	15,462,486	4,857,814	29,135,815
Investment securities purchased	4,098,200	55,032,974	82,399,507	27,881,918
Total Liabilities	9,872,502	70,629,877	87,651,892	57,179,615

Net Assets	$34,598,474	$256,088,315	$782,042,355	$277,701,062

Net Assets Consist of:
Paid-in capital	$40,998,938	$321,808,121	$943,823,617	$369,416,422
Distributable earnings (loss)	(6,400,464)	(65,719,806)	(161,781,262)	(91,715,360)
Net Assets	$34,598,474	$256,088,315	$782,042,355	$277,701,062

Net Assets	$34,598,474	$256,088,315	$782,042,355	$277,701,062
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,525,000	11,300,000	32,675,000	11,950,000
Net Asset Value, Offering and Redemption Price Per Share	$22.69	$22.66	$23.93	$23.24
Unaffiliated investments, at cost	$35,714,978	$238,958,201	$735,176,846	$293,615,739
Affiliated investments, at cost	$—	$25,918,940	$75,988,005	$—

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES (Concluded)	April 30, 2022
	Cabana Target Drawdown 16 ETF	Cabana Target Leading Sector Aggressive ETF	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
Assets:
Unaffiliated investments, at value	$183,654,774	$219,166,433	$48,955,732	$71,988,660
Affiliated investments, at value	—	266,304,030	—	—
Cash	—	24,148,375	12,347,228	29,931,571
Capital shares receivable	16,480,645	219,238,346	—	17,664,019
Dividends receivable	3,530	250	270	1,203
Investment securities sold	—	3,486,485	196,973,450	5,539,715
Total Assets	200,138,949	732,343,919	258,276,680	125,125,168

Liabilities:
Advisory fee payable	87,225	144,997	122,238	30,996
Capital shares payable	—	3,495,517	197,423,150	5,529,101
Investment securities purchased	16,407,414	242,822,068	12,347,228	47,540,365
Total Liabilities	16,494,639	246,462,582	209,892,616	53,100,462

Net Assets	$183,644,310	$485,881,337	$48,384,064	$72,024,706

Net Assets Consist of:
Paid-in capital	$234,465,873	$620,123,195	$64,252,769	$94,503,298
Distributable earnings (loss)	(50,821,563)	(134,241,858)	(15,868,705)	(22,478,592)
Net Assets	$183,644,310	$485,881,337	$48,384,064	$72,024,706

Net Assets	$183,644,310	$485,881,337	$48,384,064	$72,024,706
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,800,000	24,325,000	2,250,000	3,300,000
Net Asset Value, Offering and Redemption Price Per Share	$23.54	$19.97	$21.50	$21.83
Unaffiliated investments, at cost	$190,567,476	$223,796,595	$52,991,868	$73,051,272
Affiliated investments, at cost	$—	$268,766,952	$—	$—

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF	Cabana Target Drawdown 13 ETF
	Year Ended April 30, 2022	Year Ended April 30, 2022	Year Ended April 30, 2022	Year Ended April 30, 2022
Investment Income:
Dividends	$440,422	$6,212,040	$13,510,520	$3,808,910
Total Investment Income	440,422	6,212,040	13,510,520	3,808,910

Expenses:
Advisory fees	237,843	2,414,132	6,316,237	2,413,489
Total Expenses	237,843	2,414,132	6,316,237	2,413,489
Less fees waived:
Waiver	(68,053)	(685,076)	(1,742,360)	(657,140)
Net Expenses	169,790	1,729,056	4,573,877	1,756,349
Net Investment Income (Loss)	270,632	4,482,984	8,936,643	2,052,561

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	(4,436,710)	(46,274,838)	(111,060,781)	(71,394,276)
Affiliated investments	—	(924)	(107,436)	(7,373)
Unaffiliated in-kind redemptions	2,166,427	32,985,837	98,980,578	44,369,793
Affiliated in-kind redemptions	—	6,537	432,101	1,145,519
Net realized gain (loss)	(2,270,283)	(13,283,388)	(11,755,538)	(25,886,337)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,843,883)	(18,082,970)	(74,229,215)	(35,584,094)
Affiliated Investments	—	(9,411)	2,798,178	486,989
Net change in unrealized appreciation (depreciation)	(1,843,883)	(18,092,381)	(71,431,037)	(35,097,105)
Net realized and unrealized gain (loss)	(4,114,166)	(31,375,769)	(83,186,575)	(60,983,442)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,843,534)	$(26,892,785)	$(74,249,932)	$(58,930,881)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS (Concluded)
	Cabana Target Drawdown 16 ETF	Cabana Target Leading Sector Aggressive ETF	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
	Year Ended April 30, 2022	For the period July 13, 2021(1) to April 30, 2022	For the period July 13, 2021(1) to April 30, 2022	For the period July 13, 2021(1) to April 30, 2022
Investment Income:
Unaffiliated dividends	$1,916,414	$1,670,323	$1,229,808	$1,611,710
Affiliated dividends	—	569,458	—	—
Total Investment Income	1,916,414	2,239,781	1,229,808	1,611,710

Expenses:
Advisory fees	1,300,398	1,904,896	883,057	1,149,337
Total Expenses	1,300,398	1,904,896	883,057	1,149,337
Less fees waived:
Waiver	(350,270)	(500,033)	(231,802)	(301,700)
Net Expenses	950,128	1,404,863	651,255	847,637
Net Investment Income (Loss)	966,286	834,918	578,553	764,073

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	(40,626,926)	(114,319,834)	(16,723,659)	(22,816,710)
Affiliated investments	—	(13,151,721)	158,234	—
Unaffiliated in-kind redemptions	25,076,476	29,183,720	4,835,512	32,966,504
Affiliated in-kind redemptions	—	2,235,557	386,023	—
Net realized gain (loss)	(15,550,450)	(96,052,278)	(11,343,890)	10,149,794
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(18,865,344)	(4,630,162)	(4,035,239)	(1,062,612)
Affiliated Investments	—	(2,462,922)	(897)	—
Net change in unrealized appreciation (depreciation)	(18,865,344)	(7,093,084)	(4,036,136)	(1,062,612)
Net realized and unrealized gain (loss)	(34,415,794)	(103,145,362)	(15,380,026)	9,087,182
Net Increase (Decrease) in Net Assets Resulting from Operations	$(33,449,508)	$(102,310,444)	$(14,801,473)	$9,851,255

(1)  Commencement of operations.
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Cabana Target Drawdown 5 ETF		Cabana Target Drawdown 7 ETF
	Year Ended April 30, 2022	For the period September 17, 2020(1) to April 30, 2021	Year Ended April 30, 2022	For the period September 17, 2020(1) to April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$270,632	$164,353	$4,482,984	$3,660,890
Net realized gain (loss)	(2,270,283)	(807,348)	(13,283,388)	(4,521,152)
Change in net unrealized appreciation (depreciation)	(1,843,883)	758,517	(18,092,381)	9,263,886
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,843,534)	115,522	(26,892,785)	8,403,624

Distributions to Shareholders:
Distributions	(304,181)	(117,432)	(5,978,389)	(1,699,958)
Return of capital	(6,880)	—	—	—
Total Distributions to Shareholders	(311,061)	(117,432)	(5,978,389)	(1,699,958)

Capital Transactions:
Proceeds from shares issued	58,876,970	40,096,656	470,164,775	542,359,117
Cost of shares redeemed	(38,285,367)	(21,933,280)	(530,587,977)	(199,680,092)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	20,591,603	18,163,376	(60,423,202)	342,679,025
Total Increase (Decrease) in Net Assets	16,437,008	18,161,466	(93,294,376)	349,382,691

Net Assets:
Beginning of period	18,161,466	—	349,382,691	—
End of period	$34,598,474	$18,161,466	$256,088,315	$349,382,691

Change in Shares Outstanding:
Shares outstanding, beginning of period	725,000	—	13,850,000	—
Shares issued	2,325,000	1,625,000	18,550,000	21,950,000
Shares redeemed	(1,525,000)	(900,000)	(21,100,000)	(8,100,000)
Shares outstanding, end of period	1,525,000	725,000	11,300,000	13,850,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Cabana Target Drawdown 10 ETF		Cabana Target Drawdown 13 ETF
	Year Ended April 30, 2022	For the period September 17, 2020(1) to April 30, 2021	Year Ended April 30, 2022	For the period September 17, 2020(1) to April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$8,936,643	$4,964,237	$2,052,561	$1,263,101
Net realized gain (loss)	(11,755,538)	(8,758,811)	(25,886,337)	(1,548,357)
Change in net unrealized appreciation (depreciation)	(71,431,037)	42,232,246	(35,097,105)	19,332,030
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,249,932)	38,437,672	(58,930,881)	19,046,774

Distributions to Shareholders	(10,086,660)	(2,996,851)	(1,965,243)	(968,743)

Capital Transactions:
Proceeds from shares issued	1,099,917,146	927,823,599	643,384,087	365,891,811
Cost of shares redeemed	(894,353,848)	(302,448,771)	(548,330,841)	(140,425,902)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	205,563,298	625,374,828	95,053,246	225,465,909
Total Increase (Decrease) in Net Assets	121,226,706	660,815,649	34,157,122	243,543,940

Net Assets:
Beginning of period	660,815,649	—	243,543,940	—
End of period	$782,042,355	$660,815,649	$277,701,062	$243,543,940

Change in Shares Outstanding:
Shares outstanding, beginning of period	25,225,000	—	9,000,000	—
Shares issued	40,625,000	37,450,000	22,675,000	14,650,000
Shares redeemed	(33,175,000)	(12,225,000)	(19,725,000)	(5,650,000)
Shares outstanding, end of period	32,675,000	25,225,000	11,950,000	9,000,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Cabana Target Drawdown 16 ETF		Cabana Target Leading Sector Aggressive ETF
	Year Ended April 30, 2022	For the period September 17, 2020(1) to April 30, 2021	For the period July 13, 2021(1) to April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$966,286	$706,398	$834,918
Net realized gain (loss)	(15,550,450)	(1,272,508)	(96,052,278)
Change in net unrealized appreciation (depreciation)	(18,865,344)	11,952,642	(7,093,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,449,508)	11,386,532	(102,310,444)

Distributions to Shareholders	(909,817)	(539,242)	(573,516)

Capital Transactions:
Proceeds from shares issued	395,294,183	184,639,436	1,120,126,023
Cost of shares redeemed	(301,990,573)	(70,786,701)	(531,360,726)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	93,303,610	113,852,735	588,765,297
Total Increase (Decrease) in Net Assets	58,944,285	124,700,025	485,881,337

Net Assets:
Beginning of period	124,700,025	—	—
End of period	$183,644,310	$124,700,025	$485,881,337

Change in Shares Outstanding:
Shares outstanding, beginning of period	4,500,000	—	—
Shares issued	13,775,000	7,350,000	45,875,000
Shares redeemed	(10,475,000)	(2,850,000)	(21,550,000)
Shares outstanding, end of period	7,800,000	4,500,000	24,325,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
	For the period July 13, 2021(1) to April 30, 2022	For the period July 13, 2021(1) to April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$578,553	$764,073
Net realized gain (loss)	(11,343,890)	10,149,794
Change in net unrealized appreciation (depreciation)	(4,036,136)	(1,062,612)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,801,473)	9,851,255

Distributions to Shareholders	(405,289)	(444,444)

Capital Transactions:
Proceeds from shares issued	484,543,762	808,876,989
Cost of shares redeemed	(420,952,936)	(746,259,094)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	63,590,826	62,617,895
Total Increase (Decrease) in Net Assets	48,384,064	72,024,706

Net Assets:
Beginning of period	—	—
End of period	$48,384,064	$72,024,706

Change in Shares Outstanding:
Shares outstanding, beginning of period	—	—
Shares issued	20,175,000	32,025,000
Shares redeemed	(17,925,000)	(28,725,000)
Shares outstanding, end of period	2,250,000	3,300,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Cabana Target Drawdown 5 ETF Selected Per Share Data	Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$25.05	$24.99
Investment Activities
Net investment income (loss)(2)	0.23	0.20
Net realized and unrealized gain (loss)	(2.30)	0.01	(3)
Total from investment activities	(2.07)	0.21
Distributions to shareholders from:
Net investment income	(0.28)	(0.15)
Return of Capital	(0.01)	—
Total distributions	(0.29)	(0.15)
Net Asset Value, end of period	$22.69	$25.05
Total Return (%)	(8.39)	0.85	(4)
Total Return at Market Price (%)	(8.51)	0.85	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	0.80	(6)
Expenses after fee waiver (%)(5)	0.57	0.54	(6)
Net investment income (loss) (%)	0.91	1.36	(6)
Supplemental Data
Net Assets at end of period (000’s)	$34,598	$18,161
Portfolio turnover (%)(7)	335	516	(4)
Cabana Target Drawdown 7 ETF Selected Per Share Data	Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$25.23	$24.98
Investment Activities
Net investment income (loss)(2)	0.38	0.25
Net realized and unrealized gain (loss)	(2.47)	0.11
Total from investment activities	(2.09)	0.36
Distributions to shareholders from:
Net investment income	(0.48)	(0.11)
Total distributions	(0.48)	(0.11)
Net Asset Value, end of period	$22.66	$25.23
Total Return (%)	(8.48)	1.45	(4)
Total Return at Market Price (%)	(8.62)	1.51	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	0.80	(6)
Expenses after fee waiver (%)(5)	0.57	0.54	(6)
Net investment income (loss) (%)	1.49	1.69	(6)
Supplemental Data
Net Assets at end of period (000’s)	$256,088	$349,383
Portfolio turnover (%)(7)	338	416	(4)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(4)  Not annualized for periods less than one year.

(5)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(6)  Annualized for periods less than one year.

(7)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 10 ETF Selected Per Share Data	Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$26.20	$25.02
Investment Activities
Net investment income (loss)(2)	0.30	0.22
Net realized and unrealized gain (loss)	(2.25)	1.09
Total from investment activities	(1.95)	1.31
Distributions to shareholders from:
Net investment income	(0.32)	(0.13)
Total distributions	(0.32)	(0.13)
Net Asset Value, end of period	$23.93	$26.20
Total Return (%)	(7.58)	5.27	(3)
Total Return at Market Price (%)	(7.54)	5.16	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80(5)
Expenses after fee waiver (%)(4)	0.58	0.54(5)
Net investment income (loss) (%)	1.13	1.46(5)
Supplemental Data
Net Assets at end of period (000’s)	$782,042	$660,816
Portfolio turnover (%)(6)	319	451(3)
Cabana Target Drawdown 13 ETF Selected Per Share Data	Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$27.06	$25.03
Investment Activities
Net investment income (loss)(2)	0.19	0.18
Net realized and unrealized gain (loss)	(3.86)	2.00
Total from investment activities	(3.67)	2.18
Distributions to shareholders from:
Net investment income	(0.15)	(0.15)
Total distributions	(0.15)	(0.15)
Net Asset Value, end of period	$23.24	$27.06
Total Return (%)	(13.67)	8.74	(3)
Total Return at Market Price (%)	(13.75)	8.66	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.58	0.54	(5)
Net investment income (loss) (%)	0.68	1.15	(5)
Supplemental Data
Net Assets at end of period (000’s)	$277,701	$243,544
Portfolio turnover (%)(6)	367	448	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 16 ETF Selected Per Share Data	Year Ended April 30, 2022	For the period September 17, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$27.71	$25.03
Investment Activities
Net investment income (loss)(2)	0.16	0.21
Net realized and unrealized gain (loss)	(4.19)	2.64
Total from investment activities	(4.03)	2.85
Distributions to shareholders from:
Net investment income	(0.14)	(0.17)
Total distributions	(0.14)	(0.17)
Net Asset Value, end of period	$23.54	$27.71
Total Return (%)	(14.64)	11.47	(3)
Total Return at Market Price (%)	(14.52)	11.39	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.58	0.54	(5)
Net investment income (loss) (%)	0.59	1.32	(5)
Supplemental Data
Net Assets at end of period (000’s)	$183,644	$124,700
Portfolio turnover (%)(6)	376	452	(3)
Cabana Target Leading Sector Aggressive ETF Selected Per Share Data	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$25.12
Investment Activities
Net investment income (loss)(2)	0.07
Net realized and unrealized gain (loss)	(5.19)
Total from investment activities	(5.12)
Distributions to shareholders from:
Net investment income	(0.03)
Total distributions	(0.03)
Net Asset Value, end of period	$19.97
Total Return (%)	(20.39	)(3)
Total Return at Market Price (%)	(20.49	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	(5)
Net investment income (loss) (%)	0.35	(5)
Supplemental Data
Net Assets at end of period (000’s)	$485,881
Portfolio turnover (%)(6)	491	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
Cabana Target Leading Sector Conservative ETF Selected Per Share Data	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$25.05
Investment Activities
Net investment income (loss)(2)	0.10
Net realized and unrealized gain (loss)	(3.50)
Total from investment activities	(3.40)
Distributions to shareholders from:
Net investment income	(0.15)
Total distributions	(0.15)
Net Asset Value, end of period	$21.50
Total Return (%)	(13.66	)(3)
Total Return at Market Price (%)	(13.82	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	(5)
Net investment income (loss) (%)	0.52	(5)
Supplemental Data
Net Assets at end of period (000’s)	$48,384
Portfolio turnover (%)(6)	225	(3)
Cabana Target Leading Sector Moderate ETF Selected Per Share Data	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$25.09
Investment Activities
Net investment income (loss)(2)	0.11
Net realized and unrealized gain (loss)	(3.21	)(7)
Total from investment activities	(3.10)
Distributions to shareholders from:
Net investment income	(0.16)
Total distributions	(0.16)
Net Asset Value, end of period	$21.83
Total Return (%)	(12.51	)(3)
Total Return at Market Price (%)	(12.64	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	(5)
Net investment income (loss) (%)	0.53	(5)
Supplemental Data
Net Assets at end of period (000’s)	$72,025
Portfolio turnover (%)(6)	231	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(7)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2022

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Cabana Target Drawdown 5 ETF

Cabana Target Drawdown 7 ETF

Cabana Target Drawdown 10 ETF

Cabana Target Drawdown 13 ETF

Cabana Target Drawdown 16 ETF

Cabana Target Leading Sector Aggressive ETF

Cabana Target Leading Sector Conservative ETF

Cabana Target Leading Sector Moderate ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs use an active investment strategy in seeking to meet their investment objectives. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF each seek to provide long-term growth within a targeted risk parameter and seek to achieve their investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Cabana Target Leading Sector Aggressive ETF, The Cabana Target Leading Sector Conservative ETF, and The Cabana Target Leading Sector Moderate ETF each seek to provide long-term growth and seek to achieve their investment objective primarily by allocating their assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

(a) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•      Level 1 – Quoted prices in active markets for identical assets.

•      Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•      Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of April 30, 2022 for each Fund based upon the three levels defined above:

Cabana Target Drawdown 5 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$34,502,426	$—	$—	$34,502,426
Short-Term Investments	127,186	—	—	127,186
Total	$34,629,612	$—	$—	$34,629,612
Cabana Target Drawdown 7 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$255,195,145	$—	$—	$255,195,145
Short-Term Investments	853,501	—	—	853,501
Total	$256,048,646	$—	$—	$256,048,646

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022
Cabana Target Drawdown 10 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$778,492,404	$—	$—	$778,492,404
Short-Term Investments	3,473,656	—	—	3,473,656
Total	$781,966,060	$—	$—	$781,966,060
Cabana Target Drawdown 13 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$277,230,330	$—	$—	$277,230,330
Short-Term Investments	620,334	—	—	620,334
Total	$277,850,664	$—	$—	$277,850,664
Cabana Target Drawdown 16 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$183,153,044	$—	$—	$183,153,044
Short-Term Investments	501,730	—	—	501,730
Total	$183,654,774	$—	$—	$183,654,774
Cabana Target Leading Sector Aggressive ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$484,753,615	$—	$—	$484,753,615
Short-Term Investments	716,848	—	—	716,848
Total	$485,470,463	$—	$—	$485,470,463
Cabana Target Leading Sector Conservative ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$48,295,569	$—	$—	$48,295,569
Short-Term Investments	660,163	—	—	660,163
Total	$48,955,732	$—	$—	$48,955,732
Cabana Target Leading Sector Moderate ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$71,800,227	$—	$—	$71,800,227
Short-Term Investments	188,433	—	—	188,433
Total	$71,988,660	$—	$—	$71,988,660

(a)  See Schedule of Investments for additional detailed categorizations.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

(c) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require a Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of April 30, 2022, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(d) Distributions to Shareholders

The Cabana Target Drawdown 5 ETF pays out dividends from its net investment income at least monthly and distributes its net capital gains, if any, at least annually. The Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. The Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF, and Cabana Target Leading Sector Moderate ETF, each distribute their net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for each Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

The Adviser serves as the investment adviser to the Trust, including each Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of each Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of average daily net assets of each Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to pay all expenses of the Fund (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

With respect to the Funds below, from September 1, 2021 through April 30, 2022, the Adviser contractually waived its fee and reimbursed expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of a Fund’s average daily net assets. Such expense limitation agreement will remain in effect through at least August 31, 2022. Prior to September 1, 2021, the Adviser contractually waived a portion of its management fee in an amount equal to 0.26% of each Fund’s average daily net assets. For the fiscal year ended April 30, 2022, the Adviser waived fees and/or reimbursed expenses, as applicable, as follows:

Fund	Expenses Waived
Cabana Target Drawdown 5 ETF	$68,053
Cabana Target Drawdown 7 ETF	685,076
Cabana Target Drawdown 10 ETF	1,742,360
Cabana Target Drawdown 13 ETF	657,140
Cabana Target Drawdown 16 ETF	350,270

With respect to the Funds below, during the fiscal period July 13, 2021 (commencement of operations) through April 30, 2022, the Adviser contractually waived a portion of its management fee in an amount equal to 0.21% of each Fund’s average daily net assets as follows:

Fund	Expenses Waived
Cabana Target Leading Sector Aggressive ETF	$500,033
Cabana Target Leading Sector Conservative ETF	231,802
Cabana Target Leading Sector Moderate ETF	301,700

Such waiver agreement will remain in effect through August 31, 2022. The above waived amounts are not subject to recoupment.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana LLC d/b/a Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers the investment program of the Funds, subject to the supervision of the Adviser and the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly, at an annual rate of 0.735% on first $2 billion in assets, 0.745% on the next $3 billion in assets, 0.755% on the next $5 billion in assets, and 0.76% on assets in excess of $10 billion.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2022 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$98,658,204	$99,396,212
Cabana Target Drawdown 7 ETF	1,006,597,271	1,007,176,366
Cabana Target Drawdown 10 ETF	2,480,537,209	2,480,521,292
Cabana Target Drawdown 13 ETF	1,094,629,647	1,096,230,681
Cabana Target Drawdown 16 ETF	609,221,941	609,895,431
Cabana Target Leading Sector Aggressive ETF	1,567,038,708	1,567,663,712
Cabana Target Leading Sector Conservative ETF	292,259,251	311,067,600
Cabana Target Leading Sector Moderate ETF	391,835,302	392,894,895

Purchases and sales of in-kind transactions for the period ended April 30, 2022 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$58,655,313	$37,368,466
Cabana Target Drawdown 7 ETF	467,575,384	527,110,231
Cabana Target Drawdown 10 ETF	1,094,585,426	890,838,978
Cabana Target Drawdown 13 ETF	640,877,573	544,129,502
Cabana Target Drawdown 16 ETF	393,699,626	299,821,378
Cabana Target Leading Sector Aggressive ETF	1,118,122,495	529,590,514
Cabana Target Leading Sector Conservative ETF	482,959,209	400,501,921
Cabana Target Leading Sector Moderate ETF	806,944,782	743,209,489

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the fiscal period ended April 30, 2022, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

Fund	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Cabana Target Drawdown 5 ETF	$27,235	$691,462	$(4,764)
Cabana Target Drawdown 7 ETF	28,298,871	30,814,107	(462,893)
Cabana Target Drawdown 10 ETF	62,409,749	46,099,764	(726,215)
Cabana Target Drawdown 13 ETF	285,781	25,395,622	(23,566)
Cabana Target Drawdown 16 ETF	28,648,932	28,822,343	(62,973)
Cabana Target Leading Sector Aggressive ETF	41,941,961	71,954,738	(205,125)
Cabana Target Leading Sector Conservative ETF	102,585,518	26,996,950	(388,159)
Cabana Target Leading Sector Moderate ETF	24,146,803	57,569,865	(178,823)

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Exchange-Traded Funds Risk. Through its investments in ETFs, each Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. A Fund’s exposure to a particular risk will be proportionate to that Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in a Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in a Fund may exceed the costs of investing directly in ETFs. A Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk (Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF and Cabana Target Leading Sector Moderate ETF only). The Funds are non-diversified investment companies under the 1940 Act, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, Fund shares could trade at a premium or discount to their NAV.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the period ended April 30, 2022, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions and return of capital distributions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
Cabana Target Drawdown 5 ETF	$2,000,242	$(2,000,242)
Cabana Target Drawdown 7 ETF	31,581,505	(31,581,505)
Cabana Target Drawdown 10 ETF	97,550,482	(97,550,482)
Cabana Target Drawdown 13 ETF	43,293,428	(43,293,428)
Cabana Target Drawdown 16 ETF	24,695,891	(24,695,891)
Cabana Target Leading Sector Aggressive ETF	31,357,898	(31,357,898)
Cabana Target Leading Sector Conservative ETF	661,943	(661,943)
Cabana Target Leading Sector Moderate ETF	31,885,403	(31,885,403)

The tax character of the distributions paid during the tax period ended April 30, 2022 and April 30, 2021 were as follows:

	Year Ended April 30, 2022
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Cabana Target Drawdown 5 ETF	$304,181	$—	$6,880	$311,061
Cabana Target Drawdown 7 ETF	5,978,389	—	—	5,978,389
Cabana Target Drawdown 10 ETF	10,086,660	—	—	10,086,660
Cabana Target Drawdown 13 ETF	1,965,243	—	—	1,965,243
Cabana Target Drawdown 16 ETF	909,817	—	—	909,817
Cabana Target Leading Sector Aggressive ETF	573,516	—	—	573,516
Cabana Target Leading Sector Conservative ETF	405,289	—	—	405,289
Cabana Target Leading Sector Moderate ETF	444,444	—	—	444,444

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2022
	Year Ended April 30, 2021
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Cabana Target Drawdown 5 ETF	$117,432	$—	$—	$117,432
Cabana Target Drawdown 7 ETF	1,699,958	—	—	1,699,958
Cabana Target Drawdown 10 ETF	2,996,851	—	—	2,996,851
Cabana Target Drawdown 13 ETF	968,743	—	—	968,743
Cabana Target Drawdown 16 ETF	539,242	—	—	539,242

As of the tax period ended April 30, 2022, the components of Distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Cabana Target Drawdown 5 ETF	$—	$(4,660,397)	$—	$(1,740,067)	$(6,400,464)
Cabana Target Drawdown 7 ETF	427,990	(54,713,876)		(11,433,920)	(65,719,806)
Cabana Target Drawdown 10 ETF	797,082	(118,834,499)	—	(43,743,845)	(161,781,262)
Cabana Target Drawdown 13 ETF	369,598	(69,260,631)	—	(22,824,327)	(91,715,360)
Cabana Target Drawdown 16 ETF	197,056	(41,960,201)	—	(9,058,418)	(50,821,563)
Cabana Target Leading Sector Aggressive ETF	261,402	(105,573,062)	—	(28,930,198)	(134,241,858)
Cabana Target Leading Sector Conservative ETF	173,264	(10,894,862)	—	(5,147,107)	(15,868,705)
Cabana Target Leading Sector Moderate ETF	319,629	(17,768,892)	—	(5,029,329)	(22,478,592)

At April 30, 2022, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cabana Target Drawdown 5 ETF	$36,369,679	$242,824	$(1,982,891)	$(1,740,067)
Cabana Target Drawdown 7 ETF	267,482,566	2,163,153	(13,597,073)	(11,433,920)
Cabana Target Drawdown 10 ETF	825,709,905	9,995,454	(53,739,299)	(43,743,845)
Cabana Target Drawdown 13 ETF	300,674,991	2,824,096	(25,648,423)	(22,824,327)
Cabana Target Drawdown 16 ETF	192,713,192	1,814,608	(10,873,026)	(9,058,418)
Cabana Target Leading Sector Aggressive ETF	514,400,661	98,012	(29,028,210)	(28,930,198)
Cabana Target Leading Sector Conservative ETF	54,102,839	—	(5,147,107)	(5,147,107)
Cabana Target Leading Sector Moderate ETF	77,017,989	65,900	(5,095,229)	(5,029,329)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2022

As of the tax period ended April 30, 2022, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Cabana Target Drawdown 5 ETF	$4,660,397	$—	$4,660,397
Cabana Target Drawdown 7 ETF	54,713,876	—	54,713,876
Cabana Target Drawdown 10 ETF	118,765,630	68,869	118,834,499
Cabana Target Drawdown 13 ETF	69,237,048	23,583	69,260,631
Cabana Target Drawdown 16 ETF	41,949,240	10,961	41,960,201
Cabana Target Leading Sector Aggressive ETF	105,573,062	—	105,573,062
Cabana Target Leading Sector Conservative ETF	10,894,862	—	10,894,862
Cabana Target Leading Sector Moderate ETF	17,768,892	—	17,768,892

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of each Fund’s investments. The ultimate impact of the pandemic on the financial performance of each Fund’s investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	April 30, 2022

To the Shareholders of Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, Cabana Target Drawdown 16 ETF, Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF, and Cabana Target Leading Sector Moderate ETF and Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below, as of April 30, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF	For the year ended April 30, 2022	For the year ended April 30, 2022, and for the period from September 17, 2020 (commencement of operations) through April 30, 2021.
Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF, and Cabana Target Leading Sector Moderate ETF	For the period from July 13, 2021 (commencement of operations) through April 30, 2022.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed alternative procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 29, 2022

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES (Concluded)	April 30, 2022 (Unaudited)
	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During Period(1)
Cabana Target Drawdown 5 ETF
Actual Performance	$1,000.00	$872.90	0.59%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.59%	$2.96
Cabana Target Drawdown 7 ETF
Actual Performance	$1,000.00	$875.10	0.59%	$2.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.59%	$2.96
Cabana Target Drawdown 10 ETF
Actual Performance	$1,000.00	$866.40	0.60%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
Cabana Target Drawdown 13 ETF
Actual Performance	$1,000.00	$793.30	0.60%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
Cabana Target Drawdown 16 ETF
Actual Performance	$1,000.00	$792.70	0.60%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
Cabana Target Leading Sector Aggressive ETF
Actual Performance	$1,000.00	$759.50	0.59%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.59%	$2.96
Cabana Target Leading Sector Conservative ETF
Actual Performance	$1,000.00	$848.70	0.59%	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.59%	$2.96
Cabana Target Leading Sector Moderate ETF
Actual Performance	$1,000.00	$831.00	0.59%	$2.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.59%	$2.96

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	April 30, 2022 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2022 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS	April 30, 2022 (Unaudited)

At a meeting held on February 22, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF (the “Funds”):

•      the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”); and

•      the sub advisory agreement between ETC and Cabana LLC (“Cabana”), pursuant to which Cabana provides sub-advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the agreements, the Board took into consideration (i) the nature, extent and quality of the services provided by ETC and Cabana to the Funds; (ii) each Fund’s performance; (iii) ETC’s and Cabana’s costs of and profits realized from providing such services, including any fall-out benefits enjoyed by ETC and Cabana or their respective affiliates; (iv) comparative fee and expense data for the Funds; (v) the extent to which the advisory fees for the Funds reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services

With respect to the nature, extent, and quality of the services provided to the Funds, the Board considered ETC’s and Cabana’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Cabana, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, and (ii) Cabana’s responsibilities include portfolio management, trading portfolio securities and other investment instruments on behalf of the

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)	April 30, 2022 (Unaudited)

Funds, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, quarterly reporting to the Board, and implementing Board directives as they relate to the Funds, subject to the supervision of ETC and oversight of the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Cabana’s investment personnel, the quality of ETC’s and Cabana’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that ETC and Cabana have appropriate compliance policies and procedures in place. The Board noted that it had been provided with ETC’s and Cabana’s registration forms on Form ADV as well as ETC’s and Cabana’s responses to a detailed series of questions, which included a description of ETC’s and Cabana’s operations, service offerings, personnel, compliance program, risk management program, and financial condition.

The Board considered ETC’s experience working with ETFs, including the Funds and other series of the Trust, and other ETFs outside of the Trust. The Board also considered other services provided to the Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Funds’ business activities; supervising each Fund’s registration as an investment company and the offering of each Fund’s shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, two help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Funds by ETC and Cabana.

Performance

The Board reviewed the Funds’ performance in light of their stated investment objectives, noting that each Fund is actively managed. The Board was provided with reports regarding the past performance of the Funds, including a report prepared by an independent third party comparing each Fund’s performance with the performance of a group of peer funds for various time periods. The Board noted that the Fund’s performance was generally in line with the peer group for the time periods measured. In reviewing each Fund’s performance, the Board took into account that the Funds have had a relatively short operating history over which to consider performance. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Cabana for Cabana’s services provided to the Funds under the agreements. The Board reviewed a report prepared an independent third party comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the fees for each Fund are within the range of advisory fees paid by peer funds. The Board also considered that ETC has contractually agreed to waive its fees and reimburse expenses for each Fund to ensure that the total operating expenses of each Fund do not exceed a certain amount. The Board discussed that the advisory fee for each Fund is a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, and that the sub-advisory fees paid to Cabana are paid out of the advisory fees. The Board noted that ETC is responsible for compensating the Funds’ other service providers and paying each Fund’s other expenses out of its own advisory fees and resources and that, while Cabana has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation to the Funds is satisfied. The Board also considered that, under each Fund’s investment strategy, the Fund invests in other investment companies, which causes the Fund to indirectly bear the operating expenses of those other investment companies. With respect to the assets of the Funds invested in underlying investment companies, the Board determined that each Fund’s advisory fee is based on services that ETC and Cabana provide to the Funds that are in addition to, not duplicative of, the services provided to the underlying investment companies by their investment advisers. The Board considered that the sub-advisory fees reflect an arm’s length negotiation between ETC and Cabana. The Board further determined that the fees reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Concluded)	April 30, 2022 (Unaudited)

considered the costs and expenses incurred by ETC and Cabana in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Cabana from its relationship with the Funds, and reviewed profitability analyses from ETC and Cabana with respect to each Fund. In light of the foregoing information, the Board concluded that the advisory and sub-advisory fees were reasonable in light of the services rendered.

Economies of Scale

The Board considered for the Funds whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the agreements on behalf of the Funds; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the agreements, including the compensation payable thereunder, were fair and reasonable to the Funds. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the agreements was in the best interests of the Funds and their shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2022 (Unaudited)

Tax Information

For the period ended April 30, 2022, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
Cabana Target Drawdown 5 ETF	69.71%
Cabana Target Drawdown 7 ETF	79.54%
Cabana Target Drawdown 10 ETF	80.90%
Cabana Target Drawdown 13 ETF	91.66%
Cabana Target Drawdown 16 ETF	91.21%
Cabana Target Leading Sector Aggressive ETF	100.00%
Cabana Target Leading Sector Conservative ETF	88.16%
Cabana Target Leading Sector Moderate ETF	100.00%

For the period ended April 30, 2022, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
Cabana Target Drawdown 5 ETF	35.25%
Cabana Target Drawdown 7 ETF	59.53%
Cabana Target Drawdown 10 ETF	36.05%
Cabana Target Drawdown 13 ETF	31.80%
Cabana Target Drawdown 16 ETF	33.83%
Cabana Target Leading Sector Aggressive ETF	61.38%
Cabana Target Leading Sector Conservative ETF	35.40%
Cabana Target Leading Sector Moderate ETF	37.22%

Premium/Discount information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund for various time periods can be found on the Funds’ website at www.cabanaetfs.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2022 (Unaudited)

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Funds’ Statements of Additional Information (“SAIs”) contains additional information about the Trust’s Trustees. The SAIs are available without charge, upon request, by calling toll-free (866) 239-9536 or at www.cabanaetfs.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee During the Past 5 Years
Interested Trustee
Richard Hogan (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2002); Secretary, Exchange Traded Concepts Trust (since 2011); Managing Member, Yorkville ETF Advisors (2011 to 2016).	18	Board Member, Peconic Land Trust of Suffolk County, NY.
Independent Trustees
Timothy J. Jacoby (1952)	Trustee	Since 2014	None.	39

Independent Trustee, Bridge Builder Trust (since 2022) (15 portfolios); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	39	None.
Stuart Strauss(3) (1953)	Trustee	Since 2022	Partner, Dechert LLP (2009 to 2020).	39	None.

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

(3)  Mr. Strauss was elected as an Independent Trustee effective January 24, 2022.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2022 (Unaudited)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); and President, Exchange Traded Concepts Trust (since 2011).

Richard Hogan (1961)	Trustee and Secretary	Since 2012

Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Secretary, Exchange Traded Concepts Trust (since 2011); Board Member, Peconic Land Trust (2012 to 2016); Managing Member, Yorkville ETF Advisors (2011 to 2016).

Christopher W. Roleke (1972)	Treasurer	Since 2012	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
James J. Baker Jr. (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012 to 2016); Vice President, Goldman Sachs (2000 to 2011).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Listed Funds Trust (since 2021); Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021); Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds (2015 to 2017).

(1)  Each officer serves at the pleasure of the Board.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana Asset Management

220 S. School Ave.

Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ SAIs, which are available without charge by visiting the Funds’ website at www.cabanaetfs.com or the SEC’s website at www.sec.gov or by calling toll free (866) 239-9536.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free (866) 239-9536 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.cabanaetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 13(a)(1).

(b)	During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees:

2021	2022
$66,250	$112,000

Audit fees, paid to Cohen & Company, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2021	2022
$-	$-

(c) Tax Fees:

2021	2022
$17,500	$28,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen & Company, Ltd.

(d) All Other Fees:

2021	2022
$-	$-

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2021	2022
0%	0%

(f) Not applicable.

(g)

2021	2022
$17,500	$28,000

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	06/21/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	06/21/2022

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	06/21/2022